Related Party Transactions (Details) € in Millions		1 Months Ended		3 Months Ended			6 Months Ended		12 Months Ended
	Jan. 07, 2022 USD ($)	Apr. 30, 2022 USD ($) shares	Nov. 30, 2019 USD ($) installment	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Jun. 30, 2022 USD ($) entity	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) shares	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Mar. 31, 2022 USD ($)	Jan. 07, 2022 EUR (€)	Oct. 31, 2021 USD ($)	Oct. 30, 2019
Related Party Transaction [Line Items]
Common stock issuance						$ 53,407,000					$ 182,498,000
Payments to acquire equity Interest							$ 54,889,000	$ 100,579,000
Amount due to related parties				$ 2,394,000			2,394,000		$ 1,102,000		882,000
Professional fees									34,710,000		12,541,000	$ 5,828,000
Principal				33,598,000			33,598,000		57,811,000		565,000
Notes receivable from related party				1,004,000			1,004,000		697,000		0
Amount due from related parties				303,000			303,000		$ 266,000		$ 240,000
Option exercise (in shares) | shares									5,589,084		2,421,657
Energica
Related Party Transaction [Line Items]
Equity method investment, ownership percentage															20.00%
Service agreement with SSSIG
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction					$ 400,000					$ 1,400,000
Amount due from related parties					$ 400,000			400,000		$ 400,000
Professional fees								$ 400,000	$ 400,000		$ 700,000
Due to other related parties									600,000
Glory
Related Party Transaction [Line Items]
Amount due to related parties									500,000
Due to other related parties				200,000			200,000
Affiliated Entity
Related Party Transaction [Line Items]
Principal	$ 5,700,000													€ 5.0
Notes receivable from related party									700,000
Interest income recognized							28,476		6,476
Amount due from related parties													$ 1,800,000
Option exercise (in shares) | shares		847,156
Options exercise		$ 1,300,000
Common stock issuance for convertible note (in shares) | shares		1,800,000
Cash consideration		$ 3,100,000
Affiliated Entity | Euribor
Related Party Transaction [Line Items]
Interest rate	2.00%
Affiliated Entity | Revolving Credit Facility
Related Party Transaction [Line Items]
Note receivable															$ 4,500,000
Borrowing from Dr. Wu. and his affiliates
Related Party Transaction [Line Items]
Amount due to related parties				200,000			200,000		200,000		200,000
Payables from related party				700,000			700,000		700,000		600,000
Shenma
Related Party Transaction [Line Items]
Common stock issuance			$ 4,900,000
Number of installments | installment			6
Payments to acquire equity Interest									500,000		$ 500,000
Grapevine Logic, Inc. ("Grapevine") | Paycheck Protection Program | Unsecured Debt
Related Party Transaction [Line Items]
Due to other related parties				100,000			100,000
Energica
Related Party Transaction [Line Items]
Notes receivable from related party									700,000
Energica | Affiliated Entity
Related Party Transaction [Line Items]
Notes receivable from related party						1,400,000
Energica
Related Party Transaction [Line Items]
Amount due to related parties				1,300,000			1,300,000
Payments from related party				$ 200,000			$ 300,000
Number Of Related Party Entities | entity							3
Energica | Energica
Related Party Transaction [Line Items]
Equity method investment, ownership percentage															20.00%
Energica | Affiliated Entity
Related Party Transaction [Line Items]
Notes receivable from related party						$ 1,100,000
Qianxi | Shenma
Related Party Transaction [Line Items]
Percentage of ownership interest			1.72%													1.72%
Payments to acquire equity Interest							$ 500,000		$ 500,000